As filed with the Securities and Exchange Commission on November 2, 2004

                                                  1940 Act File No. 811-


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|
                                Amendment No.                                [ ]


                           HATTERAS MASTER FUND, L.P.
               (Exact Name of Registrant as Specified in Charter)

                               8816 Six Forks Road
                                    Suite 107
                          Raleigh, North Carolina 27615
                    (Address of Principal Executive Offices)

                                 (919) 846-2324
                         (Registrant's Telephone Number)

                                David B. Perkins
                               8816 Six Forks Road
                                    Suite 107
                          Raleigh, North Carolina 27615
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Ronald M. Feiman
                          Mayer, Brown, Rowe & Maw LLP
                                  1675 Broadway
                               New York, NY 10019
                                 (212) 506-2500


================================================================================

                           HATTERAS MASTER FUND, L.P.

                              CROSS REFERENCE SHEET

                                  PARTS A AND B

ITEM
NUMBER      CAPTION                                                       LOCATION IN PROSPECTUS
------      -------                                                       ----------------------
1.          Outside Front Cover                                           Outside Front Cover

2.          Inside Front and Outside Back Cover Page                      Inside Front and Outside Back Cover Page

3.          Fee Table and Synopsis                                        Fee Table

4.          Financial Highlights                                          Not applicable

5.          Plan of Distribution                                          Not applicable

6.          Selling Shareholders                                          Not applicable

7.          Use of Proceeds                                               Use of Proceeds

8.          General Description of the Registrant                         General Description of the Registrant

9.          Management                                                    Management

10.         Capital Stock, Long-Term Debt, and Other Securities           Capital Stock, Long-Term Debt, and
                                                                          Other Securities

11.         Defaults and Arrears on Senior Securities                     Defaults and Arrears on Senior Securities

12.         Legal Proceedings                                             Legal Proceedings

13.         Table of Contents of the Statement of                         Table of Contents of the Statement of
            Additional Information ("SAI")                                Additional Information ("SAI")

14.         Cover Page of SAI                                             Cover Page of SAI

15.         Table of Contents of SAI                                      Table of Contents of SAI

16.         General Information and History                               General Information and History

17.         Investment Objective and Policies                             Investment Objective and Policies

18.         Management                                                    Management

19.         Control Persons and Principal Holders of Securities           Control Persons and Principal
                                                                          Holders of Securities

20.         Investment Advisory and Other Services                        Investment Advisory and Other Services

21.         Brokerage Allocation and Other Practices                      Brokerage Allocation and Other Practices

22.         Tax Status                                                    Tax Status

23.         Financial Statements                                          Financial Statements

                                     PART C
--------------------------------------------------------------------------------

         The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                     PART A

         Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

         Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference to the Registration Statement on Form N-2 of Hatteras Multi-Strategy Fund, L.P. (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 (the "Feeder Fund's Registration Statement on Form N-2").

Item 3.  Fee Table

         This table describes the fees and expenses that you will pay if you buy and hold Interests in Hatteras Master Fund, L.P. (the "Master Fund"). As the expenses set forth below have not been in effect for a full year, the "Other Expenses" described below are estimates.

         Annual Expenses (as a percentage of net assets of the Master Fund):

Management Fee                                                          1.25%
Administration Fee                                                      0.06%
Other Expenses (including organizational expenses,                      0.10%
insurance costs and directors' fees)(1)
Total Annual Expenses                                                   1.41%

--------------

(1) "Other Expenses" are estimated based on Master Fund net assets of $250 million and anticipated expenses for the first year of the Master Fund's operations as an investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"), and consists of expenses including, without limitation, administrative fees and expenses, directors' fees and directors' and officers' insurance. Certain administrative and other expenses applicable to feeder funds that invest in the Master Fund, including those of the Feeder Fund, are applied at the feeder fund level rather than at the Master Fund level. The Adviser does not expect the Master Fund to have $250 million in net assets at the commencement of the fund's operations.

Example

You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:

      1 Year         3 Years        5 Years       10 Years
      ------         -------        -------       --------
        $14             $45            $77           $169


         The purpose of the above table is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see "Management of the Fund and Fees" in the Feeder Fund's private placement memorandum ("Memorandum") included in the Feeder Fund's Registration Statement on Form N-2. The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund's future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above; if the annual return were greater, the amount of fees and expenses would increase.

Item 7.    Use of Proceeds

         The proceeds from the sale of Interests, net of the Fund's fees and expenses, will be invested by the Adviser to pursue the Fund's investment program and objectives as soon as practicable, but in no event greater than three months, consistent with market conditions and the availability of suitable investments.

Item 8.    General Description of the Registrant

         The Master Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Master Fund was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. On October 29, 2004, the Master Fund adopted its Limited Partnership Agreement.

         Interests in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "Securities Act"). Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles that persons who are both "accredited investors," as defined in Regulation D under the Securities Act, and "qualified clients," as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Registrant may decline to accept any investment in its discretion. This Registration Statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

         Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Objective and Strategies," "General Risks," "Special Risks of the Fund of Funds Structure" and "Investment Related Risks" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

Item 9.    Management

         A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Fund and Fees," in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2. The following list identifies the specific sections of the Feeder Fund's Memorandum under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

ITEM  9.1(a)  "Management  of the Fund - The  Board of  Directors"

ITEM  9.1(b) "Management of the Fund - The Investment Manager"

ITEM 9.1(c) "Management of the Fund -  Management  Team"

ITEM  9.1(d)  "Administrative  Services"

ITEM  9.1(e) "Custodial  Services"

ITEM 9.1(f) The Master Fund will bear all of the expenses of its own operations, including, but not limited to, the management fee for the Master Fund payable to Hatteras Investment Partners LLC (the "Adviser"), the Master Fund's investment adviser, administration fees to PFPC, Inc., the Master Fund's administrator, and accounting, brokerage, custody, transfer, registration, interest, legal, accounting, audit, tax preparation, investment banking, research, indemnification, tax and other operational expenses, finder's fees, broker-dealer expenses and extraordinary expenses.

ITEM 9.1(g)  Affiliated Brokerage

         Not applicable.

Item 9.2.  Non-Resident Managers

         Not applicable.

Item 9.3.  Control Persons

         See response to Item 19 below. To the extent that any investor is the beneficial owner of more than 25% of the outstanding limited partnership interests (by value) of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

Item 10.  Capital Stock, Long-Term Debt, and Other Securities

Item 10.1.  Capital Stock

         The Master Fund is organized as a limited partnership under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund (a "Partner") will be a limited partner in the Master Fund and his or her rights in the Master Fund will be established and governed by the Limited Partnership Agreement of the Master Fund, dated October 29, 2004 (as amended from time to time, the "Partnership
Agreement"), which is included as an exhibit to this Registration Statement. A Partner and its advisers should carefully review the Partnership Agreement, as each Partner will agree to be bound by its terms and conditions. The following is a summary description of certain provisions of the Partnership Agreement. The description of such provisions is not definitive and is qualified in its entirety by reference to the Partnership Agreement. Reference should be made to the complete text of the Partnership Agreement.

         The security purchased by a Partner is a limited partnership interest (an "Interest") in the Master Fund. All Interests shall be fully paid and non-assessable. Partners shall have no preemptive or other rights to subscribe for any additional Interests.

         Hatteras Investment Management LLC, Delaware limited liability company, serves as the general partner of the Master Fund ("General Partner"). The General Partner has initially appointed a board of directors ("Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business. In no event shall any Partner, in his or her capacity as such, have any role in the management of the Master Fund's affairs. The Partners shall have power to vote only: (i) for the election of directors; (ii) with respect to any amendment of the Partnership Agreement, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Partnership Agreement, applicable law or any registration of the Master Fund with the SEC or any state, or as the Board may consider necessary or desirable. With respect to any matter, the Partners shall vote in proportion to their capital account balances as of the record date applicable to the consideration of such matter. There shall be no cumulative voting in the election of directors. The Partners may vote in person or by proxy. Unless the Board in its sole discretion determines otherwise, only matters set forth in the notice of a meeting may be voted on by Partners at a meeting. From time to time, the Board may seek to obtain voting instructions from Partners, in which case the Board will establish such procedures and protocols as it deems to be appropriate under the circumstances.

         The Partnership Agreement provides that on any matter submitted to a vote of all Partners, all Partners entitled to vote shall vote together. There normally will be no meetings of Partners for the purpose of electing members of the Board except that, in accordance with the 1940 Act: (i) the Master Fund will hold a Partners' meeting for the election of members of the Board at such time as less than a majority of the members of the Board holding office have been elected by Partners of the Master Fund; and (ii) if, as a result of filling a vacancy on the Board, less than two-thirds of the members of the Board holding office will have been elected by the Partners, that vacancy may be filled only by a vote of the Partners.

         The Board (or its designated agent) may admit Partners to the Master Fund from time to time upon the execution by a prospective investor of an appropriate signature page to the Partnership Agreement or upon the completion and execution, and the acceptance of the same by the Board (or its designated agent), of a subscription agreement in a form established by the Fund from time to time. The Board (or its designated agent) has the right to refuse to accept investments in the Master Fund for any or no reason. Interests will be issued only in a transaction or transactions not requiring registration under the Securities Act.

         The Master Fund may be dissolved (i) by written determination of the Board to dissolve the Master Fund; (ii) upon the entry of a decree of judicial dissolution under Section 17-802 of the Delaware Revised Uniform Limited Partnership Act, 6 De1.C. Section 18-101, et seq. (as amended from time to time, the "Delaware Act"); or (iii) upon the withdrawal of the General Partner, unless
(a) at such time there remains at least one general partner who elects to continue the business of the Master Fund, (b) the Board, by majority vote, elects to continue the business of the Master Fund and appoints, effective as of the date of the withdrawal of Hatteras Investment Management LLC as General Partner, one or more additional general partners, or (c) within 90 days after the withdrawal, Partners whose capital account balances represent in the aggregate at least a majority of the total balance of all capital accounts entitled to vote, elect to continue the business of the Master Fund and appoint, effective as of the date of the General Partner's withdrawal, one or more additional general partners.

         Any Partner may, in connection with the dissolution and liquidation of such Partner, tender to the Master Fund for redemption all of such Partner's Interest. In the event of such a tender for redemption, the Master Fund, subject always to the terms of the Partnership Agreement and the Master Fund's ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the directors to be fair and reasonable to the Master Fund and all of the Partners, shall pay to such redeeming Partner within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments.

         The Board may, without the vote of the Partners, (i) cause the Master Fund to convert to a corporation, statutory trust or association, a real estate investment trust, a common-law trust, a general partnership (including a limited liability partnership) or a limited liability company, organized, formed or created under the laws of the State of Delaware, as permitted pursuant to
Section 17-219 of the Delaware Act and (ii) in connection with any such conversion, cause any outstanding Interests to be exchanged or converted into securities of or interests in the business form into which the Master Fund is converted under or pursuant to any state or federal statute to the extent permitted by law.

         No Partner (or other person holding an Interest or a portion of an Interest acquired from a Partner) will have the right to require the Master Fund to redeem its Interest or any portion thereof. No public market exists for the Interests, and none is expected to develop. Consequently, Partners may not be able to liquidate their investment other than as a result of repurchases of Interests by the Master Fund, as described below.

         The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Interests from Partners, including the Adviser and/or the General Partner, pursuant to written tenders by Partners. The Adviser anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Fund to conduct repurchase offers for Interests. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Partners, on the same terms, which may affect the size of the Master Fund's repurchase offers. A Partner may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Partner.

Item 10.2.  Long-Term Debt

         Not applicable.

Item 10.3.  General

         Not applicable.

Item 10.4.  Taxes

         Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Taxes" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

Item 10.5.  Outstanding Securities

--------------------------------------------------------------------------------------------------------------------
(1)                             (2)                          (3)                          (4)
--------------------------------------------------------------------------------------------------------------------
Title of Class                  Amount Authorized            Amount Held by Registrant    Amount Outstanding
                                                             or for its Own Account       Exclusive of Amount Shown
                                                                                          Under (3), as of
                                                                                          _________, 2004
--------------------------------------------------------------------------------------------------------------------
Limited Partnership Interests   Unlimited                    N/A                          $_______________________
--------------------------------------------------------------------------------------------------------------------

Item 10.6.  Securities Ratings

         Not applicable.

Item 11.  Defaults and Arrears On Senior Securities

         Not applicable.

Item 12.  Legal Proceedings

         Not applicable.

Item 13.  Table of Contents of Statement of Additional Information ("SAI")
                                                                     ---
         Not applicable.

Item 14.  Cover Page of SAI

         Not applicable.

Item 15.  Table of Contents of SAI

         Not applicable.

Item 16.  General Information and History

         Not applicable.

Item 17.  Investment Objective and Policies

         Information in response to this item is incorporated by reference from the sections entitled "Investment Objective and Strategies" and "Management of the Fund and Fees" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

Item 18.  Management

         Information in response to this item is incorporated by reference from the sections entitled "Management of the Fund and Fees" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2 and "Code of Ethics" in the Feeder Fund's Statement of Additional Information.

Item 19.  Control Persons and Principal Holders of Securities

         The Feeder Fund invests substantially all of its investable assets in the Master Fund and is a % holder of the Master Fund's Interests. As of , 2004, the directors and officers of the Master Fund collectively owned less than [one] percent of the Master Fund's Interests by value. As of , 2004, the following Partners owned 5% or more of the Master Fund's outstanding Interests by value:

          Name                              Address      Percentage of Ownership
          -----------------------------     -------      -----------------------



         To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

Item 20.  Investment Advisory and Other Services

         Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "Management of the Fund and Fees," "Administrative Services," and "Custodial Services" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2 and "Independent Auditors and Legal Counsel" in the Feeder Fund's Statement of Additional Information.

Item 21.  Brokerage Allocation and Other Practices

         A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Brokerage" in the Feeder Fund's Statement of Additional Information.

Item 22.  Tax Status

         Information on the tax status of the Master Fund is incorporated by reference from the section entitled "Taxes" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2 and "Certain Tax Considerations" in the Feeder Fund's Statement of Additional Information.

Item 23.  Financial Statements

         The Master Fund's financial statements are provided on the following pages.

                              FINANCIAL STATEMENTS

                           HATTERAS MASTER FUND, L.P.

                             (A Limited Partnership)

                              Financial Statements

                               ____________, 2004

                   (With Independent Auditors' Report Thereon)

                                     PART C:
                                OTHER INFORMATION

                     Hatteras Master Fund, L.P. (the "Fund")

Item 24.  Financial Statements and Exhibits

         (1)      Financial Statements:

                  Included in Part A:  None

                  Included in Part B:*

         (2)      Exhibits

                  (a)(1) Limited Partnership Agreement of the Master Fund*

                  (a)(2)   Certificate of Limited Partnership of the Master Fund

                  (b)      Not applicable

                  (c)      Not applicable

                  (d)      Refer to Exhibit (a)(1)

                  (e)      Not applicable

                  (f)      Not applicable

                  (g)(1) Form of Investment Management Agreement between the Master Fund, Hatteras Multi-Strategy Fund, L.P. and Hatteras Investment Partners LLC*

                  (h)      Not applicable

                  (i)      Not applicable

                  (j) Form of Custodian Agreement between the Master Fund and PFPC Trust Company*

                  (k) Form of Administration Agreement between the Master Fund, Hatteras Multi-Strategy Fund, L.P. and PFPC, Inc.*

                  (l)      Not applicable

                  (m)      Not applicable

                  (n)      Not applicable

                  (o)      Not applicable

                  (p)      Not applicable

                  (q)      Not applicable

                  (r)(1) Form of Rule 17j-1 Code of Ethics of the Fund and its investment adviser Hatteras Investment Partners LLC*

         * To be filed by amendment.

Item 25.  Marketing Arrangements

         Not applicable.

Item 26. Other Expenses of Issuance and Distribution of Securities Being Registered

         Not applicable.

Item 27.  Persons Controlled by or Under Common Control With Registrant

         Not applicable.

Item 28.  Number of Holders of Securities

         Record holders of limited partnership interests: ___

Item 29.  Indemnification

         Section 3.10 of the Registrant's Limited Partnership Agreement states as follows:

         (a) To the fullest extent permitted by law, the Partnership will, subject to Section 3.10(c) of this Agreement, indemnify each General Partner and Investment Manager (including for this purpose each officer, director, member, Partner, principal, employee or agent of, or any Person who controls, is controlled by or is under common control with, a General Partner or Investment Manager or Partner of a General Partner or Investment Manager, and their executors, heirs, assigns, successors or other legal representatives) and each Director (and his executors, heirs, assigns, successors or other legal representatives) (each such Person being referred to as an "indemnitee") against all losses, claims, damages, liabilities, costs and expenses arising by reason of being or having been a General Partner, Investment Manager or Director of the Partnership, or the past or present performance of services to the Partnership by the indemnitee, except to the extent that the loss, claim, damage, liability, cost or expense has been finally determined in a judicial decision on the merits from which no further right to appeal may be taken in any such action, suit, investigation or other proceeding to have been incurred or suffered by the indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office. These losses, claims, damages, liabilities, costs and expenses include, but are not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and counsel fees and expenses incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter. The rights of indemnification provided under this Section 3.10 are not to be construed so as to provide for indemnification of an indemnitee for any liability (including liability under U.S. Federal securities laws which, under certain circumstances, impose liability even on Persons that act in good faith) to the extent (but only to the extent) that indemnification would be in violation of applicable law, but will be construed so as to effectuate the applicable provisions of this Section 3.10.

         (b) Expenses, including counsel fees and expenses, incurred by any indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties) may be paid from time to time by the
Partnership in advance of the final disposition of any action, suit, investigation or other proceeding upon receipt of an undertaking by or on behalf of the indemnitee to repay to the Partnership amounts paid if a determination is made that indemnification of the expenses is not authorized under Section 3.10(a) of this Agreement, so long as (1) the indemnitee provides security for the undertaking, (2) the Partnership is insured by or on behalf of the indemnitee against losses arising by reason of the indemnitee's failure to fulfill his, her or its undertaking, or (3) a majority of the Independent Directors (excluding any Director who is either seeking advancement of expenses under this Agreement or is or has been a party to any other action, suit, investigation or other proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for advancement of expenses under this Agreement) or independent legal counsel in a written opinion determines, based on a review of readily available facts (as opposed to a full trial-type inquiry), that reason exists to believe that the indemnitee ultimately will be entitled to indemnification.

         (c) As to the disposition of any action, suit, investigation or other proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding has been brought, that an indemnitee is liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office, indemnification will be provided in accordance with Section 3.10(a) of this Agreement if (1) approved as in the best interests of the Partnership by a majority of the Independent Directors (excluding any Director who is either seeking indemnification under this Agreement or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for indemnification under this Agreement) upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that the indemnitee acted in good faith and in the reasonable belief that the actions were in the best interests of the Partnership and that the indemnitee is not liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office, or (2) the Directors secure a written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry), to the effect that indemnification would not protect the indemnitee against any liability to the Partnership or its Partners to which the indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office.

         (d) Any indemnification or advancement of expenses made in accordance with this Section 3.10 will not prevent the recovery from any indemnitee of any amount if the indemnitee subsequently is determined in a final judicial decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to the indemnification or advancement of expenses to be liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office. In any suit brought by an indemnitee to enforce a right to indemnification under this Section 3.10, it will be a defense that the indemnitee has not met the applicable standard of conduct described in this Section 3.10. In any suit in the name of the Partnership to recover any indemnification or advancement of expenses made in accordance with this Section 3.10, the Partnership will be entitled to recover the expenses upon a final adjudication from which no further right of appeal may be taken. In any suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made in accordance with this Section 3.10, the burden of proving that the indemnitee is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this
Section 3.10 will be on the Partnership (or any Partner acting derivatively or otherwise on behalf of the Partnership or its Partners).

         (e) An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.10 or to which he, she or it may otherwise be entitled except out of the assets of the Partnership, and no Partner will be personally liable with respect to any such claim for indemnification or advancement of expenses.

         (f) The rights of indemnification provided in this Section 3.10 will not be exclusive of or affect any other rights to which any Person may be entitled by contract or otherwise under law. Nothing contained in this Section
3.10 will affect the power of the Partnership to purchase and maintain liability insurance on behalf of any General Partner, any Director, the Investment Manager or other Person.

         (g) The General Partner may enter into agreements indemnifying Persons providing services to the Partnership to the same, lesser or greater extent as set out in this Section 3.10.

Item 30.  Business and Other Connections of Investment Adviser

         Information as to the directors and officers of Hatteras Investment Partners LLC, the Registrant's investment adviser ("Adviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-62608) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 31.  Location of Accounts and Records

         All accounts,  books, and other documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant and (2) the Registrant's Custodian. The address of each is as follows:

         1.       Hatteras Master Fund, L.P.
                  8816 Six Forks Road, Suite 107
                  Raleigh, NC  27615

         2.       PFPC Trust Company
                  8800 Tinicum Boulevard
                  Philadelphia, PA  19153


Item 32.  Management Services

         Not applicable.


Item 33.  Undertakings

         Not applicable.

                                  Exhibit Index

         (a)(2)   Certificate of Limited Partnership

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh in the state of North Carolina on the 2nd day of November, 2004.


                                    HATTERAS MASTER FUND, L.P.

                                    By:  Hatteras Investment Management LLC, its
                                         General Partner

                                    By: /s/ David B. Perkins
                                       -----------------------------------------
                                       Name:  David B. Perkins
                                       Title: President